Related Party Transactions (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue from Related Parties	$ 0	$ 277,056	$ 0	$ 902,638	$ 902,638	$ 1,491,875
Accounts Receivable, Related Parties	0		0		28,289	565,170
Related Party Transaction, Description of Transaction					three-year renewable lease agreement
Operating Leases, Rent Expense	118,900	49,463	409,900	56,394	193,700	13,200
Due to Related Parties, Current					0	197,776
Diamond Sofa [Member]
Revenue from Related Parties	0		0		0	1,154,971
Diamond Bar [Member]
Revenue from Related Parties		277,056		902,638	902,638	336,904
Operating Leases, Rent Expense					15,192
Monthly Rent Expense [Member]
Operating Leases, Rent Expense			38,100		38,100
Rental Expense [Member]
Operating Leases, Rent Expense	$ 96,000		$ 341,000		$ 163,300